Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 29, 2012
Buffalo Flexible Income Fund (Prospectus Summary): | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Buffalo Flexible Income Fund
Supplement Text	ck0001135300_SupplementTextBlock

Supplement dated September 28, 2012

to the

Buffalo Funds ®

Prospectus dated June 29, 2012

Buffalo Flexible Income Fund (BUFBX)

This supplement amends the Prospectus of the Buffalo Funds dated June 29, 2012, as previously supplemented.

PROSPECTUS

Buffalo Flexible Income Fund

The sub-section entitled “Summary Section—Buffalo Flexible Income Fund—Performance” is revised to include the S&P 500 ® Index as the Fund’s primary benchmark index.  The Average Annual Total Returns table on page 12 is hereby replaced with the following:

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective immediately, the S&P 500 ® Index has replaced the Bank of America Merrill Lynch U.S. High Yield Master II Index ® as the primary benchmark index of the Flexible Income Fund to more accurately represent the Fund’s investment approach. The Lipper Mixed-Asset Target Allocation Moderate Funds Index ® previously replaced the Lipper Balanced Fund Index ® as the secondary benchmark index to more accurately represent the Fund’s investment approach.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2011
Performance Table, Closing	rr_PerformanceTableClosingTextBlock

Effective immediately, the S&P 500 ® Index has replaced the Bank of America Merrill Lynch U.S. High Yield Master II Index ® as the primary benchmark index of the Flexible Income Fund to more accurately represent the Fund’s investment approach.  The Lipper Mixed-Asset Target Allocation Moderate Funds Index ® previously replaced the Lipper Balanced Fund Index ® as the secondary benchmark index to more accurately represent the Fund’s investment approach.

Supplement Closing	ck0001135300_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for reference.
Buffalo Flexible Income Fund | Buffalo Flexible Income Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BUFBX
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.29%
Buffalo Flexible Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.33%
Buffalo Flexible Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.01%
Buffalo Flexible Income Fund | S&P 500 ® Index(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 ® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Buffalo Flexible Income Fund | Lipper Mixed-Asset Target Allocation Moderate Funds Index ®(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Moderate Funds Index ®(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%
Buffalo Flexible Income Fund | Bank of America Merrill Lynch U.S. High Yield Master II Index ®(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch U.S. High Yield Master II Index ®(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.59%
Buffalo Flexible Income Fund | Lipper Balanced Funds Index ®(reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Balanced Funds Index ®(reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.13%